Long-term bank loans - Principal repayments (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Debt Instrument [Line Items]
Current portion of long-term bank loans	$ 226,137	$ 221,147
Long-term bank loans, net of current portion and unamortized loan issuance costs	833,533	$ 1,035,135
Long-Term Debt [Member]
Debt Instrument [Line Items]
December 31, 2026	226,137
December 31, 2027	284,182
December 31, 2028	209,802
December 31, 2029	149,617
December 31, 2030	179,002
December 31, 2031 and thereafter	16,251
Total Long-term bank loans	1,064,991
Unamortized loan issuance costs	(5,321)
Total Long-term bank loans, net	1,059,670
Current portion of long-term bank loans	226,137
Long-term bank loans, net of current portion and unamortized loan issuance costs	$ 833,533